Schedule of Investments(a)
May 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–86.08%
Advertising–0.06%
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033(b)	$603,000	$633,207
Aerospace & Defense–1.02%
TransDigm, Inc.,
6.00%, 01/15/2033(b)	1,895,000	1,917,746
6.25%, 01/31/2034(b)	1,390,000	1,423,490
6.13%, 07/31/2034(b)	7,859,000	7,836,326
		11,177,562
Alternative Carriers–0.26%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	2,782,000	2,805,572
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	2,901,810	21,764
Application Software–1.47%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	5,756,000	5,692,573
8.25%, 06/30/2032(b)	2,552,000	2,507,528
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	2,698,000	2,704,774
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	5,084,000	5,086,710
		15,991,585
Asset Management & Custody Banks–0.67%
FS KKR Capital Corp., 6.13%, 01/15/2030(d)	2,287,000	2,239,691
Osaic Holdings, Inc.,
6.75%, 08/01/2032(b)	2,525,000	2,550,912
8.00%, 08/01/2033(b)	2,500,000	2,545,186
		7,335,789
Automobile Manufacturers–0.74%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	5,706,000	5,347,459
5.88%, 12/01/2033(b)	2,738,000	2,746,923
		8,094,382
Automotive Parts & Equipment–3.68%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	10,836,000	10,873,178
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	2,821,000	2,917,732
6.75%, 09/15/2032(b)	5,010,000	5,136,102
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	4,999,000	5,245,616
Forvia SE (France), 8.00%, 06/15/2030(b)(d)	5,044,000	5,329,208
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	5,347,000	5,328,405
Phinia, Inc., 6.63%, 10/15/2032(b)	5,215,000	5,354,157
		40,184,398
Principal Amount		Value
Automotive Retail–2.45%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	$5,342,000	$5,492,743
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(e)	5,100,856	5,640,598
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	5,079,000	5,165,952
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	4,898,000	5,113,630
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	54,000	53,571
4.38%, 01/15/2031(b)	5,615,000	5,324,062
		26,790,556
Broadcasting–2.40%
Discovery Communications LLC, 6.35%, 06/01/2040	3,440,000	2,840,167
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	853,000	815,126
Gray Media, Inc.,
5.38%, 11/15/2031(b)	991,000	712,009
9.63%, 07/15/2032(b)	1,608,000	1,587,364
iHeartCommunications, Inc.,
9.13%, 05/01/2029(b)	3,007,000	2,917,236
10.88%, 05/01/2030(b)	462,000	393,759
7.75%, 08/15/2030(b)	2,009,000	1,846,542
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	2,692,000	2,715,361
7.25%, 04/15/2034(b)	1,622,000	1,633,172
Paramount Global,
6.88%, 04/30/2036(d)	3,082,000	2,852,223
5.85%, 09/01/2043	3,551,000	2,619,190
Univision Communications, Inc.,
4.50%, 05/01/2029(b)	3,260,000	3,101,310
9.38%, 08/01/2032(b)	2,150,000	2,203,649
		26,237,108
Building Products–0.47%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	5,095,000	5,071,805
Cable & Satellite–5.31%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	4,241,000	4,165,541
6.38%, 09/01/2029(b)	2,415,000	2,427,539
4.75%, 02/01/2032(b)	5,377,000	4,797,476
4.50%, 05/01/2032	4,425,000	3,885,940
4.50%, 06/01/2033(b)(d)	4,340,000	3,715,646
7.38%, 02/01/2036(b)(d)	2,628,000	2,568,023
CSC Holdings LLC,
4.50%, 11/15/2031(b)	4,755,000	2,702,480
5.00%, 11/15/2031(b)	1,500,000	360,000
Directv Financing LLC, 8.88%, 02/01/2030(b)	5,256,000	5,395,711
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	2,704,000	2,831,439
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
DISH DBS Corp., 5.13%, 06/01/2029	$11,549,000	$10,462,312
EchoStar Corp.,
10.75%, 11/30/2029	2,544,000	2,766,307
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	5,261,597	5,380,956
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	359,000	318,837
8.13%, 02/15/2033(b)	988,000	1,016,405
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	5,015,000	5,213,295
		58,007,907
Casinos & Gaming–1.66%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(d)	5,117,000	5,056,520
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	5,483,000	5,259,182
Voyager Parent LLC, 9.25%, 07/01/2032(b)	4,963,000	5,267,457
Wynn Macau Ltd. (Macau), 6.75%, 02/15/2034(b)	2,500,000	2,508,487
		18,091,646
Commercial & Residential Mortgage Finance–1.45%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	5,583,000	5,527,170
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	5,186,000	5,268,083
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	4,965,000	5,029,962
		15,825,215
Construction & Engineering–0.47%
AECOM, 6.00%, 08/01/2033(b)	5,122,000	5,133,478
Consumer Finance–3.44%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(d)(f)	2,470,000	2,583,430
EZCORP, Inc., 7.38%, 04/01/2032(b)	10,241,000	10,866,090
FirstCash, Inc.,
6.88%, 03/01/2032(b)	3,062,000	3,152,213
6.13%, 05/01/2034(b)	2,247,000	2,249,741
Navient Corp.,
4.88%, 03/15/2028(d)	686,000	672,725
5.50%, 03/15/2029(d)	2,892,000	2,778,009
9.38%, 07/25/2030	1,834,000	1,869,702
7.88%, 06/15/2032(d)	3,139,000	2,923,769
OneMain Finance Corp.,
6.63%, 05/15/2029	2,117,000	2,152,646
7.13%, 11/15/2031	4,945,000	5,009,661
7.13%, 09/15/2032	3,227,000	3,255,985
		37,513,971
Copper–0.73%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	2,490,000	2,600,894
8.00%, 03/01/2033(b)	2,514,000	2,637,719
6.38%, 02/15/2036(b)	2,800,000	2,770,554
		8,009,167
Principal Amount		Value
Diversified Banks–1.28%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financier (Mexico), 7.63%, 02/11/2035(b)(f)	$2,500,000	$2,599,375
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	5,692,000	5,868,128
Citigroup, Inc., 6.63%(f)(g)	5,458,000	5,545,104
		14,012,607
Diversified Financial Services–3.78%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	2,583,000	2,624,349
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	7,904,000	7,999,480
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	7,298,000	7,468,160
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	5,387,000	5,185,503
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	5,319,000	5,335,318
6.75%, 05/01/2033(b)	4,933,000	5,076,530
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	7,241,000	7,573,478
		41,262,818
Diversified REITs–1.14%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	6,183,000	5,962,235
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	2,775,000	2,698,562
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	3,559,000	3,734,427
		12,395,224
Diversified Support Services–0.16%
Sabre GLBL, Inc.,
10.75%, 11/15/2029(b)	670,000	602,065
10.75%, 03/15/2030(b)	667,000	590,028
11.13%, 07/15/2030(b)	667,000	595,298
		1,787,391
Electric Utilities–0.96%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	7,918,000	7,878,622
Pampa Energia S.A. (Argentina), 7.88%, 12/16/2034(b)	2,500,000	2,574,525
		10,453,147
Electrical Components & Equipment–0.47%
EnerSys, 6.63%, 01/15/2032(b)	4,965,000	5,112,863
Electronic Components–0.50%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	5,786,000	5,429,213
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Environmental & Facilities Services–0.72%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	$4,400,000	$4,302,911
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	3,502,000	3,599,051
		7,901,962
Fertilizers & Agricultural Chemicals–0.34%
FMC Corp.,
3.45%, 10/01/2029	1,225,000	1,120,473
8.00%, 06/01/2031(b)	880,000	920,270
5.65%, 05/18/2033(d)	1,223,000	1,099,820
6.38%, 05/18/2053	723,000	563,456
		3,704,019
Gold–0.49%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	5,161,000	5,350,177
Health Care REITs–0.60%
Diversified Healthcare Trust, 4.38%, 03/01/2031	6,009,000	5,479,944
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	643,000	526,228
3.50%, 03/15/2031	760,000	545,099
		6,551,271
Health Care Services–1.08%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	3,970,000	3,744,593
4.75%, 02/15/2031(b)	3,112,000	2,863,856
DaVita, Inc.,
6.88%, 09/01/2032(b)	2,451,000	2,540,164
6.75%, 07/15/2033(b)	2,599,000	2,688,231
		11,836,844
Hotels, Resorts & Cruise Lines–0.50%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(d)	5,534,000	5,434,292
Household Appliances–0.24%
Whirlpool Corp., 6.50%, 06/15/2033	2,926,000	2,658,586
Independent Power Producers & Energy Traders–1.71%
Vistra Corp.,
8.00%(b)(f)(g)	3,538,000	3,568,713
Series C, 8.88%(b)(f)(g)	3,896,000	4,193,382
VoltaGrid LLC, 7.38%, 11/01/2030(b)	10,488,000	10,926,293
		18,688,388
Industrial Machinery & Supplies & Components–1.97%
Enpro, Inc., 6.13%, 06/01/2033(b)	5,216,000	5,323,455
ESAB Corp.,
6.25%, 04/15/2029(b)	5,145,000	5,244,339
5.63%, 04/01/2031(b)	5,573,000	5,614,541
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	5,484,000	5,371,932
		21,554,267
Principal Amount		Value
Integrated Oil & Gas–1.02%
Par Petroleum, LLC, 7.38%, 06/01/2034(b)	$5,468,000	$5,599,442
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	3,045,000	3,004,212
6.63%, 06/15/2035(d)	2,581,000	2,486,859
		11,090,513
Integrated Telecommunication Services–6.81%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	2,930,000	2,860,069
Altice France S.A. (France), 6.88%, 07/15/2032(b)	4,428,652	4,328,926
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	2,581,000	2,787,539
Cipher Compute LLC, 7.13%, 11/15/2030(b)	5,247,000	5,476,300
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	8,213,000	8,403,511
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	5,671,000	5,463,516
7.20%, 07/18/2036(b)	2,671,000	2,676,421
Flash Compute LLC, 7.25%, 12/31/2030(b)	2,670,000	2,755,928
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(b)	7,306,000	7,743,381
7.00%, 04/15/2032(b)	2,986,000	3,041,092
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	5,485,332	5,689,423
8.50%, 01/15/2036(b)	4,776,000	5,168,473
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	2,749,000	2,716,139
Telecom Argentina S.A. (Argentina), 9.25%, 05/28/2033(b)	2,500,000	2,662,844
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	2,997,000	3,129,069
7.72%, 06/04/2038	2,331,000	2,648,869
Uniti Services LLC, 7.50%, 10/15/2033(b)	3,961,000	4,171,551
WULF Compute LLC, 7.75%, 10/15/2030(b)	2,538,000	2,668,314
		74,391,365
Interactive Media & Services–0.49%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	1,262,000	1,115,242
5.05%, 03/15/2042	4,397,000	3,226,299
5.14%, 03/15/2052	1,480,000	1,011,950
		5,353,491
Internet Services & Infrastructure–1.22%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	5,149,000	5,310,813
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(d)	2,423,000	2,473,792
9.00%, 02/01/2031(b)(d)	2,083,000	2,114,598
9.75%, 10/01/2031(b)	3,356,000	3,463,486
		13,362,689
Leisure Facilities–0.49%
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	5,400,000	5,388,341
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Managed Health Care–0.64%
Centene Corp., 2.50%, 03/01/2031	$6,249,000	$5,447,188
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	1,550,000	1,550,739
		6,997,927
Marine Transportation–0.51%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	5,420,000	5,596,269
Metal, Glass & Plastic Containers–0.10%
Ardagh Group S.A., 12.00% PIK Rate, 5.50% Cash Rate, 12/01/2030(b)(e)	1,200,000	1,116,360
Mortgage REITs–0.44%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(b)	2,364,000	2,326,840
Rithm Capital Corp., 8.50%, 06/01/2031(b)	2,518,000	2,516,643
		4,843,483
Movies & Entertainment–0.99%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	11,263,000	10,770,244
Office REITs–0.24%
Office Properties Income Trust, 9.00%, 12/31/2059(b)(c)	3,775,000	2,661,375
Oil & Gas Drilling–1.24%
Borr IHC Ltd. / Borr Finance LLC (Mexico),
8.75%, 01/15/2032(b)	1,019,000	1,027,355
9.00%, 01/15/2034(b)	1,928,000	1,936,582
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	4,994,000	5,210,888
Transocean International Ltd., 6.80%, 03/15/2038	5,585,000	5,335,375
		13,510,200
Oil & Gas Equipment & Services–1.74%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	5,400,000	5,458,574
Solaris Energy Infrastructure, LLC, 6.38%, 05/15/2031(b)	5,422,000	5,509,445
Tidewater, Inc., 9.13%, 07/15/2030(b)	7,458,000	8,036,187
		19,004,206
Oil & Gas Exploration & Production–3.13%
Caturus Energy LLC,
8.50%, 02/15/2030(b)	7,571,000	7,933,674
7.13%, 05/15/2031(b)	2,881,000	2,881,012
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	5,050,000	4,965,481
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(b)	1,101,000	1,084,796
8.38%, 11/01/2033(b)	4,166,000	4,434,153
6.88%, 05/15/2034(b)	2,077,000	2,079,422
7.25%, 02/15/2035(b)	624,000	633,496
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	5,424,000	5,482,248
Kosmos Energy Ltd. (Ghana), 7.50%, 03/01/2028(b)	2,750,000	2,689,889
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Neo Next Energy Ltd. (United Kingdom), 6.63%, 06/11/2031(b)	$2,000,000	$2,000,000
		34,184,171
Oil & Gas Refining & Marketing–2.72%
Calumet Specialty Products Partners L.P./. Calumet Finance Corp., 9.75%, 02/15/2031(b)	7,616,000	8,068,779
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	2,667,000	2,698,756
7.88%, 02/15/2034(b)	5,397,000	5,417,249
Sunoco L.P.,
5.63%, 03/15/2031(b)	2,369,000	2,372,992
6.25%, 07/01/2033(b)	3,928,000	3,997,235
5.88%, 03/15/2034(b)	4,400,000	4,376,357
7.88%(b)(f)(g)	2,595,000	2,712,389
		29,643,757
Oil & Gas Storage & Transportation–5.92%
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	4,947,000	5,241,648
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	3,748,000	3,899,430
8.00%, 05/15/2033	3,660,000	3,841,236
6.75%, 03/15/2034	3,135,000	3,148,632
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	5,301,000	5,393,958
Harvest Midstream I, L.P., 6.75%, 05/15/2034(b)	5,449,000	5,597,782
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	4,971,000	5,059,782
Venture Global LNG, Inc.,
8.38%, 06/01/2031(b)	2,039,000	2,122,842
9.88%, 02/01/2032(b)(d)	9,913,000	10,604,191
9.00%(b)(f)(g)	8,831,000	8,725,800
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	2,950,000	3,031,518
6.50%, 01/15/2034(b)	4,514,000	4,722,168
6.75%, 01/15/2036(b)	3,087,000	3,275,866
		64,664,853
Other Specialized REITs–0.43%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	4,963,000	4,742,516
Other Specialty Retail–1.90%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	3,778,000	3,783,486
7.60%, 07/15/2037	1,656,000	1,634,139
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	5,481,000	5,355,943
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	7,653,000	7,730,540
SGUS LLC, 11.00%, 12/15/2029(b)(c)	1,300,645	201,600
Staples, Inc.,
10.75%, 09/01/2029(b)	1,717,000	1,634,947
12.75%, 01/15/2030(b)	539,000	413,020
		20,753,675
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Paper & Plastic Packaging Products & Materials–0.51%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	$2,979,000	$2,864,807
6.75%, 04/15/2032(b)	2,796,000	2,690,247
		5,555,054
Passenger Airlines–1.94%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	2,520,000	2,513,555
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	5,328,000	5,325,602
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	5,987,000	5,922,742
5.38%, 03/01/2031(d)	7,454,000	7,381,447
		21,143,346
Passenger Ground Transportation–0.10%
Hertz Corp. (The),
12.63%, 07/15/2029(b)	803,000	732,021
5.00%, 12/01/2029(b)	706,000	313,654
		1,045,675
Personal Care Products–0.49%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	5,261,000	5,363,868
Pharmaceuticals–2.01%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	10,067,000	10,316,281
Bausch Health Cos., Inc. (Canada),
5.00%, 02/15/2029(b)	851,000	593,513
6.25%, 02/15/2029(b)	950,000	680,437
5.25%, 01/30/2030(b)	1,198,000	736,548
5.25%, 02/15/2031(b)	956,000	541,822
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034(b)	3,400,000	3,653,601
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	7,045,000	5,376,772
		21,898,974
Property & Casualty Insurance–0.97%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	7,842,000	8,182,954
8.38%, 02/01/2034(b)	2,493,000	2,438,382
		10,621,336
Research & Consulting Services–0.26%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	3,072,000	2,815,520
Security & Alarm Services–0.48%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	5,071,000	5,199,753
Sovereign Debt–0.47%
Brazilian Government International Bond (Brazil), 6.63%, 03/15/2035	5,000,000	5,163,750
Specialized Consumer Services–0.50%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	5,664,000	5,423,534
Principal Amount		Value
Specialized Finance–1.50%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(f)	$5,263,000	$5,621,063
7.13%, 11/15/2056(f)	2,599,000	2,627,631
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	7,908,000	8,108,523
		16,357,217
Specialty Chemicals–0.34%
Celanese US Holdings LLC, 7.70%, 11/15/2033	3,438,000	3,695,107
Steel–0.52%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	5,570,000	5,638,005
Systems Software–0.76%
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	2,473,000	2,580,431
8.75%, 07/01/2034(b)	5,360,000	5,667,632
		8,248,063
Trading Companies & Distributors–0.49%
Aircastle Ltd., 5.25%(b)(f)(g)	5,278,000	5,288,830
Wireless Telecommunication Services–2.49%
Connect Holding II LLC, 10.50%, 04/03/2031(b)	1,535,000	1,563,861
DB Terra Chile HoldCo S.p.A. (Chile), 7.95%, 04/20/2031(b)	1,470,000	1,465,090
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	8,158,000	8,204,354
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	5,473,000	5,483,672
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	11,256,000	10,494,190
		27,211,167
Total U.S. Dollar Denominated Bonds & Notes (Cost $934,042,838)		939,802,815
Variable Rate Senior Loan Interests–6.18%(h)(i)
Advertising–0.44%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.73% (1 mo. Term SOFR + 4.11%), 08/23/2028	4,735,863	4,755,990
Aerospace & Defense–0.95%
TransDigm, Inc., Term Loan L, 6.12% (1 mo. Term SOFR + 2.50%), 01/19/2032	10,365,142	10,402,612
Cable & Satellite–0.15%
CSC Holdings LLC, Term Loan, 8.25% (3 mo. PRIME + 1.50%), 04/15/2027	2,101,854	1,624,996
Electronic Manufacturing Services–0.72%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.95% (3 mo. Term SOFR + 2.25%), 08/04/2031	7,831,534	7,841,323
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Health Care Services–0.26%
MPH Acquisition Holdings LLC, Term Loan, 7.41% (3 mo. Term SOFR + 3.75%), 12/31/2030		$2,889,311	$2,883,634
Health Care Supplies–0.48%
Bausch and Lomb, Inc., Term Loan B, 7.37% (1 mo. Term SOFR + 3.75%), 01/30/2031		5,174,000	5,202,457
Oil & Gas Storage & Transportation–0.47%
Prairie Acquiror L.P., Term Loan B, 6.87% (1 mo. Term SOFR + 3.25%), 08/01/2029		5,092,436	5,127,446
Paper & Plastic Packaging Products & Materials–0.25%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.51% (3 mo. Term SOFR + 4.85%), 06/28/2028		2,962,325	2,749,779
Pharmaceuticals–0.48%
Endo Finance Holdings L.P., Term Loan B, 7.37% (1 mo. Term SOFR + 3.75%), 04/23/2031		5,191,409	5,201,143
Real Estate Development–1.49%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, 6.12% (1 mo. Term SOFR +2.50%), 01/31/2030		381,244	382,578
-%, 01/31/2030(j)		4,067,403	4,099,597
Greystar Real Estate Partners LLC, Term Loan B, —%, 08/21/2030(j)(k)		5,007,922	5,032,962
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031		6,509,913	6,729,622
			16,244,759
Systems Software–0.49%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 5.81% (1 mo. Term SOFR + 2.15%), 03/31/2032(k)		1,230,917	1,237,072
0.00%, 03/31/2032(k)(l)		4,149,083	4,169,828
			5,406,900
Total Variable Rate Senior Loan Interests (Cost $67,410,157)			67,441,039
Non-U.S. Dollar Denominated Bonds & Notes–2.05%(m)
IT Consulting & Other Services–0.58%
Atos SE (France), 5.20%, 12/18/2030(b)(n)	EUR	5,400,000	6,346,147
Marine Transportation–0.50%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	4,775,000	5,480,913
Pharmaceuticals–0.48%
LSF12 Pillar Investments (US), Inc., 5.75%, 05/15/2033(b)	EUR	4,450,000	5,219,281
Principal Amount			Value
Transaction & Payment Processing Services–0.49%
Worldline S.A. (France), 4.13%, 09/12/2028(b)	EUR	4,900,000	$5,375,639
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $21,532,038)			22,421,980
Shares
Exchange-Traded Funds–1.00%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF(d)		148,000	5,479,700
Invesco Short Duration High Yield ETF(o)		3,600	91,854
VanEck J. P. Morgan EM Local Currency Bond ETF(d)		210,000	5,380,200
Total Exchange-Traded Funds (Cost $11,274,741)			10,951,754
Common Stocks & Other Equity Interests–0.84%
Asset Management & Custody Banks–0.45%
Ares Capital Corp.(d)		144,000	2,734,560
Blue Owl Capital Corp., BDC(d)		47,000	529,220
Carlyle Secured Lending, Inc., BDC(d)		45,000	486,450
Golub Capital BDC, Inc.(d)		43,000	565,880
Morgan Stanley Direct Lending Fund(d)		36,000	555,120
			4,871,230
Broadline Retail–0.00%
Americanas S.A. (Brazil)(p)		41,300	41,345
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(p)		13,766	8,187
			49,532
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(k)		29	17
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(p)		28,014	7,824
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(p)		1,495,460	872
			8,696
Integrated Telecommunication Services–0.30%
Altice France Holding S.A. (Luxembourg)		8,070	1,247
Altice France S.A. (France)		160,996	3,287,469
			3,288,716
Internet Services & Infrastructure–0.07%
VCI Compute II LLC(k)		675,000	712,125
Research & Consulting Services–0.02%
Clarivate PLC(p)		100,000	253,000
Technology Hardware, Storage & Peripherals–0.00%
Xerox Holdings Corp., Wts., expiring 02/14/2028		11,000	4,730
Total Common Stocks & Other Equity Interests (Cost $9,290,892)			9,188,046

Closed-End Funds–0.30%
AllianceBernstein Global High Income Fund, Inc.,		54,000	557,280
Allspring Income Opportunities Fund,		83,000	546,140
BlackRock Corporate High Yield Fund, Inc.,		127,000	1,094,740
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Shares		Value

Goldman Sachs BDC, Inc., BDC(d)	59,000	$528,640
Western Asset High Income Opportunity Fund, Inc.,	150,000	547,500
Total Closed-End Funds (Cost $3,302,469)		3,274,300
Money Market Funds–2.91%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(o)(q)	11,110,371	11,110,371
Invesco Treasury Portfolio, Institutional Class, 3.52%(o)(q)	20,633,545	20,633,545
Total Money Market Funds (Cost $31,743,916)		31,743,916
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.36% (Cost $1,078,597,051)		1,084,823,850
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.05%
Invesco Private Government Fund, 3.58%(o)(q)(r)	18,385,461	$18,385,461
Invesco Private Prime Fund, 3.75%(o)(q)(r)	47,650,402	47,659,932
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,043,887)		66,045,393
TOTAL INVESTMENTS IN SECURITIES–105.41% (Cost $1,144,640,938)		1,150,869,243
OTHER ASSETS LESS LIABILITIES—(5.41)%		(59,053,553)
NET ASSETS–100.00%		$1,091,815,690
Investment Abbreviations:
BDC	– Business Development Company
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $800,468,559, which represented 73.32% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,884,739, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$91,404	$-	$450	$-	$91,854	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,501,818	53,841,022	(48,232,469)	-	-	11,110,371	52,718
Invesco Treasury Portfolio, Institutional Class	10,217,662	99,990,470	(89,574,587)	-	-	20,633,545	97,401
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$22,272,534	$43,767,578	$(47,654,651)	$-	$-	$18,385,461	$141,206*
Invesco Private Prime Fund	57,620,749	111,308,655	(121,263,001)	1,506	(7,977)	47,659,932	388,943*
Total	$95,612,763	$308,999,129	$(306,724,708)	$1,956	$(7,977)	$97,881,163	$680,268

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	609,000	USD	718,331	$6,306
07/28/2026	State Street Bank & Trust Co.	EUR	17,934,000	USD	21,161,625	193,735
Total Forward Foreign Currency Contracts						$200,041

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 46, Version 1	Sell	5.00%	Quarterly	06/20/2031	3.019%	USD	99,000	$6,986	$8,257	$1,271

(a)
Implied credit spreads represent the current level, as of May 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$939,802,815	$—	$939,802,815
Variable Rate Senior Loan Interests	—	57,001,177	10,439,862	67,441,039
Non-U.S. Dollar Denominated Bonds & Notes	—	22,421,980	—	22,421,980
Exchange-Traded Funds	10,951,754	—	—	10,951,754
Common Stocks & Other Equity Interests	5,179,364	3,296,540	712,142	9,188,046
Closed-End Funds	3,274,300	—	—	3,274,300
Money Market Funds	31,743,916	66,045,393	—	97,789,309
Total Investments in Securities	51,149,334	1,088,567,905	11,152,004	1,150,869,243
Other Investments - Assets*
Forward Foreign Currency Contracts	—	200,041	—	200,041
Swap Agreements	—	1,271	—	1,271
Total Other Investments	—	201,312	—	201,312
Total Investments	$51,149,334	$1,088,769,217	$11,152,004	$1,151,070,555

*	Unrealized appreciation.
Invesco High Yield Fund